Financial Instruments - Summary of Contractual Maturities of Significant Financial Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 377	$ 239
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	1,054	1,263
Financial liability under option arrangements - (Refer to Note 2.10)	82
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	48	34
Less Than 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade payables	377	239
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	1,050	1,260
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	29	17
1-2 Years
Disclosure Of Financial Instruments [Line Items]
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	3	2
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	10	12
2-4 Years
Disclosure Of Financial Instruments [Line Items]
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	1	1
Financial liability under option arrangements - (Refer to Note 2.10)	82
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	$ 9
4-7 Years
Disclosure Of Financial Instruments [Line Items]
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)		$ 5